PREPAID EXPENSES (Details) (New York, New York Lessor [Member], USD $)	0 Months Ended		6 Months Ended
	Mar. 31, 2014	Oct. 01, 2010	Jun. 30, 2014
New York, New York Lessor [Member]
Share-based Goods and Nonemployee Services Transaction [Line Items]
Shares issued		9,000,000
Value of shares issued, capitalized			$ 444,000
Length of contract term		4 years
Decrease in prepaid rent	$ (194,250)